Supplement to the current prospectus

Effective May 1, 2006, the section entitled "Class A Shares - Purchases Subject to an Initial Sales Charge" or "Class A and Class 529A Shares - Purchases Subject to an Initial Sales Charge" [for funds that offer class 529A shares] is restated as follows:

Purchases Subject to an Initial Sales Charge. The amount of the initial sales charge you pay when you buy class A or [for funds that offer Class 529A shares] 529A shares differs depending upon the amount you invest, as follows:

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                                             Sales Charge* as Percentage of:
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Amount of Purchase                       Offering          Net Amount
                                         Price             Invested
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Less than $50,000                        5.75%             6.10%
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$50,000 but less than $100,000           4.75              4.99
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$100,000 but less than $250,000          3.75              3.90
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$250,000 but less than $500,000          2.75              2.83
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$500,000 but less than $1,000,000        2.00              2.04
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$1,000,000 or more                       None**            None**
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*    Because of rounding in the  calculation  of offering  price,  actual  sales charges you pay may be more or less than those calculated using these percentages.

** For class A shares only, a 1% CDSC will apply to such purchases, as discussed below.

                   The date of this Supplement is May 1, 2006.